Benefit Plans - Participation in Multiemployer Plans Considered to be Individually Significant (Details 2)	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employer contribution percentage, greater than 5%	5.00%
Surcharge percentage during first twelve months	5.00%
Surcharge percentage after 12 months	10.00%